Subsequent Event (Details) - Warrant [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 25, 2016 USD ($) $ / shares shares
Subsequent Event [Line Items]
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	On March 25, 2016, the Company entered into a Warrant Exchange Agreement with an existing holder of 3,031,249 warrants to purchase 3,031,249 common shares of the Company
Warrant, Number of Securities	7,199,216
Shares Issued, Price Per Share | $ / shares	$ 1.22
Shares Issued, Warrants Exercised	3,031,249
Stock Issued During Period, Shares, New Issues	3,031,249
Proceeds from Warrant Exchange | $	$ 3.7
Warrants Expiration Date	Mar. 25, 2021